Concentrations	6 Months Ended
Mar. 31, 2026
Concentrations [Abstract]
CONCENTRATIONS

NOTE 16 — CONCENTRATIONS

A majority of the Company’s revenue and expense transactions are denominated in RMB and a significant portion of the Company’s assets and liabilities are denominated in RMB. RMB is not freely convertible into foreign currencies. In the PRC, foreign exchange transactions are required by law to be transacted only by authorized financial institutions at exchange rates set by the People’s Bank of China (“PBOC”). Remittances in currencies other than RMB may require certain supporting documentation in order to effect the remittance.

As of March 31, 2026 and September 30, 2025, $710,484 and $6,914 of the Company’s cash was deposited at financial institutions outside of PRC, $8,359,782 and $7,433,398 of the Company’s cash was on deposit at financial institutions in mainland China, and $1,026 and $1,098 of the Company’s cash was on deposit at financial institutions in Hong Kong. None of the Company cash deposited at financial institutions maintain insurance to cover bank deposits in the event of bank failure. However, the Company has not experienced any losses in such accounts. The Company's cash is held with reputable financial institutions, and management believes that the associated credit risk is not significant. For the six months ended March 31, 2026 and 2025, the Company’s substantial assets were located in the PRC and all of the Company’s revenues were derived from its subsidiaries, the VIE and the VIE’s subsidiaries located in the PRC.

For the six months ended March 31, 2026 and 2025, one customer accounted for approximately 56.4% and 57.1% of the Company’s total revenue. Sales to the subsidiaries of this customer accounted for approximately 16.9% and 9.9% of the Company’s total revenue for the six months ended March 31, 2026 and 2025, respectively. In aggregate, sales to this customer and its subsidiaries represent approximately 73.3% and 67.0% of the Company’s total revenue for the six months ended March 31, 2026 and 2025, respectively.

As of March 31, 2026, four customers accounted for 26.1%, 24.7%, 21.8% and 15.2% of the accounts receivable balance, respectively. As of September 30, 2025, four customers accounted for 33.7%, 22.5%, 19.8% and 11.6% of the accounts receivable balance, respectively.

For the six months ended March 31, 2026 and 2025, no supplier accounted for more than 10% of the Company’s total purchases.

As of March 31, 2026 and September 30, 2025, no supplier accounted for more than 10% of the accounts payable balance.